Gains (losses) from operating activities in the statement of income of expenses, included according to their nature - Revenue by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 4,576,224	$ 4,528,761	$ 7,467,490
Specialty plant nutrition
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	982,397	941,940	913,912
Iodine and derivatives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,042,780	968,312	892,151
Lithium and derivatives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,288,245	2,241,250	5,180,114
Potassium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	155,507	270,783	279,050
Industrial chemicals
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	75,402	78,155	175,223
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	31,893	28,321	27,040
Chile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	161,510	171,551	169,681
Chile | Specialty plant nutrition
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	118,647	110,282	109,669
Chile | Iodine and derivatives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,023	2,012	1,603
Chile | Lithium and derivatives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	166	600	2,327
Chile | Potassium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	19,716	36,506	31,356
Chile | Industrial chemicals
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,085	1,129	1,136
Chile | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	18,873	21,022	23,590
Latin America and the Caribbean
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	188,227	240,629	210,299
Latin America and the Caribbean | Specialty plant nutrition
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	116,243	113,524	76,157
Latin America and the Caribbean | Iodine and derivatives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	19,347	20,933	21,523
Latin America and the Caribbean | Lithium and derivatives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,596	4,300	7,289
Latin America and the Caribbean | Potassium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	33,184	89,473	93,868
Latin America and the Caribbean | Industrial chemicals
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,411	7,749	10,489
Latin America and the Caribbean | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,446	4,650	973
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	655,019	681,607	828,112
Europe | Specialty plant nutrition
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	175,478	156,500	128,370
Europe | Iodine and derivatives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	384,401	368,448	368,696
Europe | Lithium and derivatives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	59,689	97,000	278,360
Europe | Potassium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	18,756	40,270	30,357
Europe | Industrial chemicals
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	16,243	18,919	21,054
Europe | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	452	470	1,275
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	689,366	689,794	783,611
North America | Specialty plant nutrition
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	393,994	367,530	411,586
North America | Iodine and derivatives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	140,281	158,253	122,025
North America | Lithium and derivatives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	60,468	57,900	134,768
North America | Potassium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	49,236	61,145	67,232
North America | Industrial chemicals
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	43,221	43,519	47,074
North America | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,166	1,447	926
Asia and Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,882,102	2,745,180	5,475,787
Asia and Others | Specialty plant nutrition
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	178,035	194,104	188,130
Asia and Others | Iodine and derivatives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	495,728	418,666	378,304
Asia and Others | Lithium and derivatives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,165,326	2,081,450	4,757,370
Asia and Others | Potassium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	34,615	43,389	56,237
Asia and Others | Industrial chemicals
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,442	6,839	95,470
Asia and Others | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,956	$ 732	$ 276